Label	Element	Value
Pzena Emerging Markets Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pzena Emerging Markets Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena Emerging Markets Value Fund (the “Emerging Markets Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 27, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries. Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe.  This includes companies located in, or primarily operating from, countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and MSCI Frontier Emerging Markets Index.  In managing the Fund’s assets, the Adviser will follow a classic value strategy and will look to invest in companies whose market capitalization is primarily among the 1,500 largest emerging markets companies as determined by the Adviser from publicly available data sources at the time of purchase.  The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research.  The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects.  The Fund may also invest in participation notes (“P-Notes”) as a primary investment strategy.  P-Notes are a type of equity-linked derivative which generally are traded over-the-counter.  The Fund may also invest in real estate investment trusts (“REITs”), including foreign real estate companies operating in emerging markets.  The Fund may invest a significant portion of its assets in securities of companies operating within the financial sector.

In evaluating an investment for purchase by the Emerging Markets Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, and the experience and competence of management, among other factors.  The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe.  The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The Emerging Markets Fund may also make short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Emerging Markets Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Management Risk.  The Emerging Markets Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Risk.  The equity securities held by the Emerging Markets Fund may experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities generally have greater price volatility than fixed income securities.

•
Foreign Securities Risk.  Foreign securities are subject to special risks in addition to those of issuers located in the U.S.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Emerging Markets Fund’s investments.

•
Emerging Markets Risk.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller and less liquid with less government oversight than more developed countries.

•
Currency Risk.  Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.

•
Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Emerging Markets Fund’s portfolio, could react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Emerging Markets Fund at quoted market prices.

•
Value Style Investing Risk.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Emerging Markets Fund may underperform other funds that use different investing styles.

•
P-Note Risk.  Although P-Notes seek to offer a return linked to a particular underlying equity security, the P-Note’s performance may differ due to transaction costs and other expenses.  In addition, P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the P-Notes will not fulfill its contractual obligation to complete the transaction with the Emerging Markets Fund.  There is also no assurance that there will be a secondary trading market for a P-Note and therefore, P-Notes may be considered illiquid.

•
Financial Sector Risk.  The Emerging Markets Fund may invest a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector.  This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.  During the recent market downturn, numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations.

•
REITs and Foreign Real Estate Company Risk.  Investing in REITs and foreign real estate companies makes the Emerging Markets Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.  The risks are greater for foreign real estate companies operating in emerging markets.

•
Newer Fund Risk.   The Emerging Markets Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Emerging Markets Fund.  The bar chart shows the annual return for the Fund’s Institutional Class shares for one year.  The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Emerging Markets Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of March 31, 2016 was 8.26%.  During the period of time shown in the bar chart, the highest return for a calendar quarter was 1.61% (quarter ended June 30, 2015) and the lowest return for a calendar quarter was -16.59% (quarter ended September 30, 2015).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.59%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the period ended December 31, 2015)
Pzena Emerging Markets Value Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.72%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	2.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.77%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,539
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(16.35%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	2.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.77%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	766
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,431
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,211
Annual Return 2015	rr_AnnualReturn2015	(17.70%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(16.15%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.95%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(16.30%)
Pzena Emerging Markets Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.49%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.94%)

[1]	Pzena Investment Management, LLC (the "Adviser" has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.60% of average daily net assets of the Investor Class shares and 1.25% of average daily net assets of the Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 27, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.